Business acquisition and deconsolidation - Consideration paid for acquisition (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill		¥ 362,399	$ 49,648	¥ 312,464
Zhejiang Location Information Technology Co., Ltd
Consideration
Cash		43,795
Contingent consideration arrangement - current		32,090
Fair value of total consideration transferred	¥ 75,885	75,885
Recognized amounts of identifiable assets acquired and liabilities assumed
Total assets		117,035
Total liabilities		(36,502)
Total identifiable net assets		80,533
Redeemable noncontrolling interests in Zhejiang Location		(48,962)
Noncontrolling interests in Zhejiang Location		(12,555)
Goodwill		56,869
Total consideration	¥ 75,885	¥ 75,885